Pension and Other Post-Retirement Benefits - Summary of Defined Benefit Expense Recognized in Consolidated Statements of Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Current service cost for benefits earned during the year	$ 48	$ 45	$ 48
Net interest expense	19	19	19
Past service cost, including curtailment gains and settlements		(4)	(2)
Foreign exchange rate changes and other	8	6	(16)
Components of defined benefit expense recognized in net income	75	66	49
Pension [member]
Disclosure of defined benefit plans [line items]
Current service cost for benefits earned during the year	38	35	36
Net interest expense	3	3	4
Past service cost, including curtailment gains and settlements		(2)	(2)
Foreign exchange rate changes and other	4	5	(7)
Components of defined benefit expense recognized in net income	45	41	31
Other [member]
Disclosure of defined benefit plans [line items]
Current service cost for benefits earned during the year	10	10	12
Net interest expense	16	16	15
Past service cost, including curtailment gains and settlements		(2)
Foreign exchange rate changes and other	4	1	(9)
Components of defined benefit expense recognized in net income	$ 30	$ 25	$ 18